Deconsolidation of 58 Home (Tables)	12 Months Ended
Dec. 31, 2015
Deconsolidation Of 58 Home
Schedule of Condensed Financial Information of 58 Home
For the period from November 27 to December 31, 2015
US$
Operating data:
Total revenues	51
Gross profit	(86)
Loss from operations	(10,856)
Net loss	(10,562)

As of December 31, 2015
US$
Balance sheets data:
Current assets	233,665
Non-current assets	83,303
Current liabilities	25,452
Mezzanine equity	300,000
Total shareholders’ deficit	(8,484)